UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09837

Tax-Managed Multi-Cap Opportunity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio                                                                        as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Airlines — 0.0%
Allegiant Travel Co. (1)	896	$29,792
		$29,792
Biotechnology — 3.2%
Celgene Corp. (1)	88,000	$4,723,840
Gilead Sciences, Inc. (1)	6,500	418,080
		$5,141,920
Building Products — 0.5%
Owens Corning, Inc. (1)(2)	29,000	$830,560
		$830,560
Capital Markets — 5.2%
E*Trade Financial Corp. (1)	202,000	$4,924,760
Goldman Sachs Group, Inc.	8,800	1,867,008
TD Ameritrade Holding Corp. (1)	88,500	1,565,565
		$8,357,333
Chemicals — 0.1%
Potash Corporation of Saskatchewan, Inc.	500	$78,015
		$78,015
Commercial Services & Supplies — 0.6%
Copart, Inc. (1)	27,734	$816,489
SAIC, Inc. (1)	3,493	64,795
		$881,284
Communications Equipment — 2.0%
Research in Motion, Ltd. (1)	25,455	$3,252,640
		$3,252,640
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	24,000	$2,057,520
		$2,057,520
Construction & Engineering — 3.1%
Foster Wheeler, Ltd. (1)	94,600	$5,058,262
		$5,058,262
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	12,700	$1,465,834
		$1,465,834
Consumer Finance — 2.7%
CompuCredit Corp. (1)(2)	23,000	$813,970
First Marblehead Corp. (2)	64,949	3,533,226
		$4,347,196

Containers & Packaging — 0.5%
Owens-Illinois, Inc. (1)	36,100	$803,586
		$803,586
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc. (1)	1,000	$39,170
Capella Education Co. (1)	18,676	530,772
DeVry, Inc.	71,000	1,999,360
Laureate Education, Inc. (1)	3,466	209,138
		$2,778,440
Diversified Financial Services — 1.0%
Citigroup, Inc.	30,000	$1,653,900
		$1,653,900
Electrical Equipment — 1.0%
Solarfun Power Holdings Co., Ltd. ADR (1)	7,027	$105,616
Solarworld AG(2)	20,000	1,566,341
		$1,671,957
Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc. (2)	20,000	$1,688,800
Halliburton Co.	49,000	1,447,460
		$3,136,260
Food & Staples Retailing — 1.7%
Shoppers Drug Mart Corp.	33,000	$1,406,218
Susser Holdings Corp. (1)(2)	77,232	1,402,533
		$2,808,751
Food Products — 2.1%
Pilgrim’s Pride Corp. (2)	106,000	$3,357,020
		$3,357,020
Health Care Equipment & Supplies — 2.3%
American Medical Systems Holdings, Inc. (1)	47,000	$935,300
Cyberonics, Inc. (1)(2)	78,000	1,643,460
Thoratec Corp. (1)	60,625	1,091,856
		$3,670,616
Health Care Providers & Services — 4.1%
Caremark Rx, Inc.	58,000	$3,553,080
DaVita, Inc. (1)	16,075	877,695
Henry Schein, Inc. (1)(2)	28,000	1,421,560
Lincare Holdings, Inc. (1)	21,000	826,350
United Surgical Partners International, Inc. (1)	150	4,571
		$6,683,256

Hotels, Restaurants & Leisure — 2.4%
Cheesecake Factory, Inc. (1)	15,000	$414,450
Harrah’s Entertainment, Inc.	11,000	929,280
Pinnacle Entertainment, Inc. (1)	26,500	915,045
Scientific Games Corp., Class A (1)	53,000	1,645,120
		$3,903,895
Insurance — 1.0%
Admiral Group PLC	83,000	$1,661,198
Progressive Corp.	400	9,276
		$1,670,474
Internet Software & Services — 5.5%
Ariba, Inc. (1)	120,307	$1,118,855
DealerTrack Holdings, Inc. (1)	32,500	900,900
Equinix, Inc. (1)(2)	1,000	84,070
Google, Inc., Class A (1)	13,442	6,738,475
		$8,842,300
IT Services — 2.9%
ExlService Holdings, Inc. (1)	8,000	$197,760
MasterCard, Inc., Class A (2)	18,000	2,007,900
MoneyGram International, Inc.	80,996	2,429,070
WNS Holdings, Ltd. ADR (1)	1,752	59,323
		$4,694,053
Machinery — 1.1%
Titan International, Inc. (2)	75,000	$1,739,250
		$1,739,250
Media — 3.2%
Comcast Corp., Class A (1)	78,000	$3,456,960
Emmis Communications Corp., Class A (2)	115,000	993,600
XM Satellite Radio Holdings, Inc., Class A (1)	56,000	795,760
		$5,246,320
Metals & Mining — 7.3%
Aber Diamond Corp.	16,927	$652,536
Bolnisi Gold NL	100	206
Gammon Lake Resources, Inc. (1)(2)	247,000	3,907,540
Goldcorp, Inc. (2)	127,899	3,544,081
Golden Star Resources, Ltd. (1)(2)	203,000	665,840
Miramar Mining Corp. (1)	240,000	1,094,400
United States Steel Corp.	10,000	834,900
Western Copper Corp. (1)	110,000	121,145
Zinifex, Ltd.	73,000	944,790
		$11,765,438

Multiline Retail — 1.4%
Big Lots, Inc. (1)	56,000	$1,452,080
Bon-Ton Stores, Inc. (The)	21,000	766,500
		$2,218,580
Oil, Gas & Consumable Fuels — 6.9%
ConocoPhillips	23,000	$1,527,430
Goodrich Petroleum Corp. (1)(2)	1,000	36,520
Hess Corp.	61,400	3,314,986
Occidental Petroleum Corp.	21,000	973,560
SXR Uranium One, Inc. (1)(2)	398,909	5,227,992
W&T Offshore, Inc.	1,000	30,720
		$11,111,208
Personal Products — 1.2%
Alberto-Culver Co.	12,000	$274,440
Herbalife, Ltd. (1)	48,730	1,598,344
		$1,872,784
Pharmaceuticals — 4.4%
Flamel Technologies SA ADR (1)	48,000	$1,714,560
Ipsen SA	14,500	658,284
Shire Pharmaceuticals Group PLC ADR	75,000	4,761,000
		$7,133,844
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc. (2)	43,210	$595,434
MFA Mortgage Investments, Inc.	1,000	7,440
		$602,874
Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$6,402
		$6,402
Semiconductors & Semiconductor Equipment — 7.7%
Applied Micro Circuits Corp. (1)	245,000	$842,800
Atheros Communications, Inc. (1)(2)	134,000	3,183,840
MEMC Electronic Materials, Inc. (1)	144,000	7,545,600
Tessera Technologies, Inc. (1)	21,500	822,160
Trina Solar, Ltd. ADR (1)(2)	2,499	73,396
		$12,467,796
Software — 1.6%
i2 Technologies, Inc. (1)(2)	116,000	$2,645,960
		$2,645,960
Specialty Retail — 1.8%
GameStop Corp., Class A (1)(2)	36,000	$1,923,480
OfficeMax, Inc.	20,500	989,945
		$2,913,425

Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc. (1)(2)	4,871	$185,098
		$185,098
Thrifts & Mortgage Finance — 1.3%
BankUnited Financial Corp., Class A (2)	29,500	$813,905
W Holding Co., Inc. (2)	250,000	1,315,000
		$2,128,905
Tobacco — 4.4%
Loews Corp. - Carolina Group	82,773	$5,673,261
Reynolds American, Inc.	22,000	1,419,000
		$7,092,261
Wireless Telecommunication Services — 9.2%
NII Holdings, Inc., Class B (1)(2)	119,000	$8,782,200
Philippine Long Distance Telephone Co. ADR	1,000	52,620
Rogers Communications, Inc., Class B (2)	114,000	3,528,300
Tim Participacoes SA ADR (2)	77,000	2,574,110
		$14,937,230
Total Common Stocks (identified cost $116,300,183)		$161,242,239

Short-Term Investments — 31.9%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (3)(4)	45,504	$45,503,513
Investment in Cash Management Portfolio, 4.73% (3)	6,051	6,051,239
Total Short-Term Investments (at amortized cost, $51,554,752)		$51,554,752
Total Investments — 131.6% (identified cost $167,854,935)		$212,796,991
Other Assets, Less Liabilities — (31.6)%		$(51,050,085)
Net Assets — 100.0%		$161,746,906

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at January 31, 2007.
(3)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of January 31, 2007.

(4)

The amount invested in the Eaton Vance Cash Collateral Fund represents cash collateral received for securities on loan at Janaury 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$168,392,337
Gross unrealized appreciation	$45,367,166
Gross unrealized depreciation	(962,512)
Net unrealized appreciation	$44,404,654

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 21, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	March 21, 2007